Related Party Transactions (Tables)	9 Months Ended
Jul. 31, 2026
Related Party Transactions [Abstract]
Schedule of Compensation to Key Management Personnel for Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended	Nine months ended	Nine months ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025

Officers:
Consulting fees	$134,481	$87,496	$439,074	$256,053
Share based compensation	-	-	-	117,902
	$134,481	$87,496	$439,074	$373,955
Directors:
Directors’ fees	$89,952	$69,663	$420,444	$245,996
Share based compensation	-	-	-	195,101
	$89,952	$69,663	$420,444	$441,097

Schedule of Balances with Related Parties	Balances with related parties
	July 31,	October 31,
	2026	2025
Amounts owed to officers	$45,857	$29,761
Amounts owed to directors	23,828	30,471
	$69,685	$60,232